Segment Information (Summary Of The Operations By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Customer revenue	$ 3,853.8	$ 4,019.6	$ 4,385.7
Revenues, total	3,853.8	4,019.6	4,385.7
Operating income	324.6	375.7	330.0
Depreciation and amortization	194.8	250.6	352.5
Total assets	2,612.2	3,020.9	2,956.9
Capital expenditures	134.4	203.1	201.3
Technology [Member]
Segment Reporting Information [Line Items]
Customer revenue	499.2	562.2	560.8
Intersegment	96.3	110.7	163.9
Revenues, total	595.5	672.9	724.7
Operating income	128.3	142.2	87.8
Depreciation and amortization	78.4	59.2	77.4
Total assets	391.2	418.3	472.0
Capital expenditures	59.4	65.8	58.0
Services [Member]
Segment Reporting Information [Line Items]
Customer revenue	3,354.6	3,457.4	3,824.9
Intersegment	6.3	5.9	6.9
Revenues, total	3,360.9	3,463.3	3,831.8
Operating income	231.8	231.6	213.6
Depreciation and amortization	116.4	191.4	275.1
Total assets	1,164.7	1,359.9	1,529.2
Capital expenditures	65.2	125.3	141.8
Corporate [Member]
Segment Reporting Information [Line Items]
Intersegment	(102.6)	(116.6)	(170.8)
Revenues, total	(102.6)	(116.6)	(170.8)
Operating income	(35.5)	1.9	28.6
Total assets	1,056.3	1,242.7	955.7
Capital expenditures	$ 9.8	$ 12.0	$ 1.5